INCOME TAXES - Reconciliation of U.S. Federal Statutory Income Tax to Income Taxes on Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Tax at statutory rate	$ 205.5	$ 190.4	$ 231.3
State income taxes, net of federal benefits	(6.6)	1.5	(2.2)
Difference between foreign and federal income tax	(124.0)	(115.2)	(91.8)
Tax accrual reserve	15.3	48.4	19.4
Audit settlements	(0.9)	49.0	73.4
NOL & Valuation Allowance related items	6.8	(2.2)	(2.4)
Foreign dividends and related items	(9.5)	18.9	(10.9)
Non-deductible merger related costs	3.3	(6.9)	6.4
Change in deferred tax liabilities on undistributed foreign earnings	(19.5)	(17.3)	(26.2)
Statutory income tax rate change	(1.7)	(5.2)	(1.3)
Other-net	(1.2)	14.8	3.4
Income taxes on continuing operations	$ 69.3	$ 78.2	$ 52.3